Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans Receivable [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 122	$ 83	$ 171
Other Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 17	$ 26	$ 20